Tangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Tangible assets
Changes in tangible assets in the consolidated balance sheets
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use		Leased out under an operating lease	Investment property	Total
Cost
Balances at 1 January 2019	25,428	25,087	2,378	52,893	6,693		—	—	6,693
Additions / disposals (net) due to change in the scope of consolidation	(5)	—	(15)	(20)	—		—	—	—
Additions / disposals (net)	1,863	3,148	(310)	4,701	(997)		—	—	(997)
Transfers, exchange differences and other items	(178)	(3,781)	(603)	(4,562)	(10)		—	—	(10)
Balance at 31 December 2019	27,108	24,454	1,450	53,012	5,686		—	—	5,686
Additions / disposals (net) due to change in the scope of consolidation	(16)	1,082	7	1,073	(37)		—	—	(37)
Additions / disposals (net)	827	512	(29)	1,310	(1,339)	*	—	—	(1,339)
Transfers, exchange differences and other items	(3,023)	(1,844)	32	(4,835)	(362)		—	—	(362)
Balance at 31 December 2020	24,896	24,204	1,460	50,560	3,948		—	—	3,948
Additions / disposals (net) due to change in the scope of consolidation	66	(257)	—	(191)	1		—	—	1
Additions / disposals (net)	781	(1,076)	(64)	(359)	96	*	—	—	96
Transfers, exchange differences and other items	(214)	1,552	141	1,479	384		—	—	384
Balance at 31 December 2021	25,529	24,423	1,537	51,489	4,429		—	—	4,429

Accumulated depreciation
Balances at 1 January 2019	(10,524)	(8,404)	(199)	(19,127)	—		—	—	—
Disposals due to change in the scope of consolidation	3	—	6	9	—		—	—	—
Disposals	356	2,149	32	2,537	37		—	—	37
Charge for the year	(2,021)	—	(14)	(2,035)	(807)		—	—	(807)
Transfers, exchange differences and other items	212	1,045	31	1,288	5		—	—	5
Balance at 31 December 2019	(11,974)	(5,210)	(144)	(17,328)	(765)		—	—	(765)
Disposals due to change in the scope of consolidation	(40)	—	—	(40)	(3)		—	—	(3)
Disposals	527	2,387	11	2,925	167		—	—	167
Charge for the year	(1,906)	—	(8)	(1,914)	(706)		—	—	(706)
Transfers, exchange differences and other items	1,850	(2,762)	8	(904)	90		—	—	90
Balance at 31 December 2020	(11,543)	(5,585)	(133)	(17,261)	(1,217)		—	—	(1,217)
Disposals due to change in the scope of consolidation	(1)	40	—	39	—		—	—	—
Disposals	733	3,390	3	4,126	44		—	—	44
Charge for the year	(1,733)	—	(10)	(1,743)	(612)		—	—	(612)
Transfers, exchange differences and other items	529	(3,083)	(9)	(2,563)	(4)		—	—	(4)
Balance at 31 December 2021	(12,015)	(5,238)	(149)	(17,402)	(1,789)		—	—	(1,789)
* Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balances at 1 January 2019	(61)	(239)	(616)	(916)	—	—	—	—
Impairment charge for the year	(14)	(12)	(36)	(62)	—	—	—	—
Releases	8	6	3	17	—	—	—	—
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Exchange differences and other	(26)	222	316	512	—	—	—	—
Balances at 31 December 2019	(93)	(23)	(333)	(449)	—	—	—	—
Impairment charge for the year	(104)	(70)	(11)	(185)	(4)	—	—	(4)
Releases	4	2	5	11	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	20	—	3	23	—	—	—	—
Exchange differences and other	33	31	(28)	36	(6)	—	—	(6)
Balances at 31 December 2020	(140)	(60)	(364)	(564)	(9)	—	—	(9)
Impairment charge for the year	(144)	(17)	(8)	(169)	(13)	—	—	(13)
Releases	10	4	5	19	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	61	—	3	64	7	—	—	7
Exchange differences and other	(42)	(29)	(44)	(115)	(1)	—	—	(1)
Balances at 31 December 2021	(255)	(102)	(408)	(765)	(15)	—	—	(15)

Tangible assets, net
Balances at 31 December 2019	15,041	19,221	973	35,235	4,921	—	—	4,921
Balances at 31 December 2020	13,213	18,559	963	32,735	2,722	—	—	2,722
Balances at 31 December 2021	13,259	19,083	979	33,321	2,625	—	—	2,625

Disclosure of maturity analysis of operating lease payments
In addition, the maturity analysis of the payments for assets leased out under operating leases from Santander Consumer USA Holdings Inc. is as follows:

EUR million
2021
Maturity Analysis
2022	3,030
2023	3,814
2024	5,644
2025	872

Property, plant and equipment for own use
Tangible assets
Detail by class of asset of property, plant and equipment -for own use in the consolidated balance sheets
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	13,972	(2,889)	(93)	10,990	4,908
IT equipment and fixtures	5,995	(4,808)	—	1,187	2
Furniture and vehicles	6,952	(4,216)	—	2,736	11
Construction in progress and other items	189	(61)	—	128	—
Balances at 31 December 2019	27,108	(11,974)	(93)	15,041	4,921

Land and buildings	13,081	(3,215)	(133)	9,733	2,716
IT equipment and fixtures	5,562	(4,416)	—	1,146	1
Furniture and vehicles	6,085	(3,854)	—	2,231	5
Construction in progress and other items	168	(58)	(7)	103	—
Balances at 31 December 2020	24,896	(11,543)	(140)	13,213	2,722

Land and buildings	13,855	(3,675)	(240)	9,940	2,570
IT equipment and fixtures	5,543	(4,335)	—	1,208	42
Furniture and vehicles	5,982	(3,954)	—	2,028	12
Construction in progress and other items	149	(51)	(15)	83	—
Balances at 31 December 2021	25,529	(12,015)	(255)	13,259	2,625